COMBINED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)
Cash flows from operating activities
Net loss	$ (38,766)	$ (16,565)	$ (23,427)	$ (19,415)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	389	204	289	141
Loss on disposal of fixed assets				4
Stock-based compensation expense	3,131	857	1,117	896
Write-down of inventory	19	163	213
Sales under sales type leases			(46)
Payments received on net investment in lease	7	0	2
Changes in assets and liabilities
Accounts receivable	(766)	(58)	(174)	309
Inventory	(1,064)	(1,404)	(1,931)
Prepaid expenses and other current assets	(2,909)	261	146	(366)
Due from related parties	1,452	378	(782)	(161)
Other assets - related party	158	174	226	243
Prepaid inventory			651	(651)
Other long term assets	614		0		$ 614
Accounts payable	3,923	(112)	(377)	467
Deferred grant funding	1,857	1,610	1,610
Deferred revenue			158
Due to related parties	1,198	2	27	(177)
Accrued expenses and other current liabilities	2,030	75	773	338
Net cash used in operating activities	(29,047)	(13,711)	(21,525)	(18,372)
Cash flows from investing activities
Purchases of fixed assets	(1,736)	(795)	(1,568)	(244)
Net cash used in investing activities	(1,736)	(795)	(1,568)	(244)
Cash flows from financing activities
Proceeds from exercise of stock options	1,462	64	120	36
Proceeds from issuance of Series D convertible preferred stock	30,468	0	59,769
Stock issuance costs related to Series D convertible preferred stock	(7)	0	(129)
Proceeds from issuance of notes payable	0	1,067	1,067	1,000
Repayment of notes payable			(889)	(2,000)
Investment from 4Bionics, LLC	3,516	500	1,000	5,700
Net cash provided by financing activities	35,439	1,631	60,938	4,736
Net increase (decrease) in cash and cash equivalents and restricted cash	4,656	(12,875)	37,845	(13,880)
Cash - Beginning of period	64,286	26,441	26,441	40,321	26,441
Cash - End of period	68,942	13,566	64,286	26,441	68,942
Reconciliation of cash, cash equivalents, and restricted cash reported in the statement of financial position
Cash and cash equivalents	65,475	11,956	62,676	26,441	65,475
Restricted cash	3,467	1,610	1,610		3,467
Total cash, cash equivalents and restricted cash	68,942	13,566	64,286	26,441	$ 68,942
Supplemental Cash Flow Elements [Abstract]
Cash received from exchange of research and development tax credit	$ 324	$ 523	261	200
Cash paid for interest			6	$ 77
Supplemental disclosure of noncash flow information
Noncash acquisition of fixed assets			$ 136